Consolidated Statements of Changes In Shareholders' Deficit - CAD ($) $ in Thousands	Retained earnings attributable to accumulated earnings (losses) [member]	Retained earnings, portion attributable to dividends [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Issued capital [member] Ordinary shares [member]	Issued capital [member] Preference shares [member]	Issued capital [member]	Reserve of equity component of convertible instruments [member]	Share premium (deficit) [member]	Non-controlling interests [member]	Total
Accumulated earnings (loss), beginning of year (Previously stated [member]) at Mar. 31, 2018	$ 775,350
Accumulated earnings (loss), beginning of year (Increase (decrease) due to corrections of prior period errors [member]) at Mar. 31, 2018	(58,979)
Accumulated earnings (loss), beginning of year at Mar. 31, 2018	716,371	$ (1,835,778)		$ 74,071	$ 1,079,055	$ 136,771		$ 13,029	$ (22,693)	$ (422)	$ 157,556
Statement Line Items [Line Items]
LOSS FOR THE YEAR | Previously stated [member]	(242,243)										(242,435)	[1]
LOSS FOR THE YEAR | Increase (decrease) due to corrections of prior period errors [member]	(24,096)										(24,096)
LOSS FOR THE YEAR	(266,339)									(192)	(266,531)
Accumulated earnings (loss), end of year (Previously stated [member]) at Mar. 31, 2019	533,107										(89,015)
Accumulated earnings (loss), end of year (Increase (decrease) due to corrections of prior period errors [member]) at Mar. 31, 2019	(83,075)										(83,075)
Accumulated earnings (loss), end of year at Mar. 31, 2019	450,032	(1,923,808)	$ (1,473,776)	79,093	1,088,538	146,965	$ 1,235,503	13,029	(25,540)	(399)	(172,090)
Statement Line Items [Line Items]
Dividends and distributions declared and paid		(88,030)
Other comprehensive income				5,022
Share-based units exercised					9,483				(9,483)
Shares issued						10,447
Shares issuance costs						(253)
Add: Share-based compensation expense									5,916
Discontinued operations									217
Purchase of non-controlling interest									1,462
Less: Share-based units exercised					9,483				(9,483)
Share-based compensation adjustment									(1,031)
Non-cash deferred share grant distributions									72
Foreign exchange impact on non-controlling interest										215
Profit (loss) for the period | Previously stated [member]	(242,243)										(242,435)	[1]
Profit (loss) for the period | Increase (decrease) due to corrections of prior period errors [member]	(24,096)										(24,096)
Profit (loss) for the period	(266,339)									(192)	(266,531)
LOSS FOR THE YEAR	(309,586)									(73)	(309,659)
Accumulated earnings (loss), end of year at Mar. 31, 2020	140,446	(1,950,003)	$ (1,809,557)	84,651	1,099,864	146,965	$ 1,246,829	$ 13,029	(29,826)	(414)	(495,288)
Statement Line Items [Line Items]
Dividends and distributions declared and paid		$ (26,195)
Other comprehensive income				$ 5,558
Share-based units exercised					11,326				(11,326)
Shares issued
Shares issuance costs
Add: Share-based compensation expense									12,250
Discontinued operations									269
Purchase of non-controlling interest
Less: Share-based units exercised					$ 11,326				(11,326)
Share-based compensation adjustment									(3,664)
Non-cash deferred share grant distributions									$ (1,815)
Foreign exchange impact on non-controlling interest										58
Profit (loss) for the period	$ (309,586)									$ (73)	$ (309,659)

[1]	The March 31, 2019 statements have been adjusted to remove the discontinued operations as described in Note 24 and to reflect the implementation of the IFRIC Decision as described in Note 7.